UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                     FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  March 31, 2010

 Check here if Amendment [  ]; Amendment Number:
 This Amendment  (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Thompson Investment Management, Inc.
Address:  918 Deming Way
          3rd Floor
          Madison, WI  53717

13F File Number:  028-10877

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Penny Hubbard
Title:     Vice President - Administrative Services
Phone:     608-827-5700
Signature, Place, and Date of Signing:

/s/ Penny Hubbard        Madison, WI           05/03/10

Report Type (check only one.):

[ X]     13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  166

Form 13F Information Table Value Total:  429,982     (Thousands)

List of Other Included Managers:  0